FormulaFolios US Equity Portfolio
Summary Section
Investment Objective.
The FormulaFolios US Equity Portfolio (the “Portfolio”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FormulaFolios US Equity Portfolio Class 1 Shares
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%
Other Expenses	0.23%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	2.24%
Fee Waiver/Expense Reimbursement	none
Total Annual Portfolio Operating Expenses After Fee Waiver/Expense Reimbursement	2.24%	[2]
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between FormulaFolio Investments LLC (the "Adviser") and the Portfolio, the Adviser has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Portfolio do not exceed 2.25% of the Portfolio's average net assets, for Class 1 shares through April 30, 2017. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Portfolio for fees it waived and Portfolio expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed the lower of the current expense cap or the expense cap in place at the time of the waiver or reimbursement.

Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years
FormulaFolios US Equity Portfolio | Class 1 Shares | USD ($)	227	700

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio was not operational during the most recent fiscal year, the Portfolio’s portfolio turnover rate will not be provided at this time.

Principal Investment Strategies.

Under normal market conditions, the Portfolio pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies based in the United States. The Adviser considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Portfolio invests primarily in equity securities (common stocks) of large U.S. companies. The Adviser uses a proprietary quantitative three factor model designed to select up to 50 stocks from the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization. While the Adviser is mindful of sector and industry weightings, the Portfolio does not have targeted industry exposures. The Portfolio will typically hold 40-50 individual US equities and the target market capitalization per holding is $20 billion. While the Portfolio primarily invests its assets in the securities of large capitalization companies, the Portfolio may also invest in equity securities of small and mid-cap companies.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Portfolio invests. There is risk that these and other factors may adversely affect the Portfolio’s performance. You could lose money by investing in the Portfolio.

• Equity Securities Risk. The Portfolio invests in common stock which subjects the Portfolio and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Mid-Cap Company Risk . The risk that the mid-cap companies in which the Portfolio may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Small-Cap Company Risk . The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Limited Operating History Risk. The Portfolio is new and has a limited history of operation. Accordingly, an investment in the Portfolio entails a high degree of risk. There can be no assurance that the Portfolio and the Adviser will achieve the Portfolio’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the Portfolio’s portfolio manager could fail to achieve the Portfolio’s investment goal and cause an investment in the Portfolio to lose value.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Portfolio has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Portfolio or its service providers can result in, among other things, financial losses to the Portfolio and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Portfolio information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Portfolio does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance.

Because the Portfolio is new, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-855-907-3233